Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,576,326.20

Principal:
Principal Collections	$15,612,470.55
Prepayments in Full	$8,055,562.08
Liquidation Proceeds	$377,972.42
Recoveries	$45,740.93
Sub Total	$24,091,745.98
Collections	$25,668,072.18

Purchase Amounts:
Purchase Amounts Related to Principal	$403,642.20
Purchase Amounts Related to Interest	$2,835.32
Sub Total	$406,477.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,074,549.70

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,074,549.70
Servicing Fee	$353,822.26	$353,822.26	$0.00	$0.00	$25,720,727.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,720,727.44
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,720,727.44
Interest - Class A-3 Notes	$74,441.94	$74,441.94	$0.00	$0.00	$25,646,285.50
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$25,392,379.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,392,379.50
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$25,305,998.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,305,998.33
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$25,243,188.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,243,188.58
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$25,162,465.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,162,465.58
Regular Principal Payment	$21,978,223.09	$21,978,223.09	$0.00	$0.00	$3,184,242.49
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,184,242.49
Residuel Released to Depositor	$0.00	$3,184,242.49	$0.00	$0.00	$0.00
Total		$26,074,549.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,978,223.09
Total					$21,978,223.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,978,223.09	$46.43	$74,441.94	$0.16	$22,052,665.03	$46.59
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$21,978,223.09	$15.84	$558,261.86	$0.40	$22,536,484.95	$16.24

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$91,153,394.54	0.1925505	$69,175,171.45	0.1461241
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$379,223,394.54	0.2732610	$357,245,171.45	0.2574239

Pool Information
Weighted Average APR	4.163%	4.171%
Weighted Average Remaining Term	32.26	31.56
Number of Receivables Outstanding	34,204	33,091
Pool Balance	$424,586,706.63	$399,897,800.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$379,223,394.54	$357,245,171.45
Pool Factor	0.2760053	0.2599561

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$42,652,629.11
Targeted Overcollateralization Amount	$42,652,629.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,652,629.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		110	$239,258.82
(Recoveries)		155	$45,740.93
Net Losses for Current Collection Period			$193,517.89
Cumulative Net Losses Last Collection Period			$10,302,547.23
Cumulative Net Losses for all Collection Periods			$10,496,065.12

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.55%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.76%	759	$11,027,767.72
61-90 Days Delinquent	0.29%	75	$1,146,735.43
91-120 Days Delinquent	0.11%	25	$452,569.68
Over 120 Days Delinquent	0.32%	89	$1,266,127.96
Total Delinquent Receivables	3.47%	948	$13,893,200.79

Repossession Inventory:
Repossessed in the Current Collection Period		33	$515,809.35
Total Repossessed Inventory		47	$840,881.74

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5740%
Preceding Collection Period			0.4541%
Current Collection Period			0.5633%
Three Month Average			0.5305%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5276%
Preceding Collection Period			0.5643%
Current Collection Period			0.5712%
Three Month Average			0.5543%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer